Schedule of Investments (unaudited)
May 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.2%
Benchmark Mortgage Trust, 5.18%, 10/15/58	$300	$303,907
Total Collateralized Mortgage Obligations — 1.2% (Cost: $309,068)		303,907
Corporate Bonds & Notes
Aerospace & Defense — 0.5%
Boeing Co.(The)
5.81%, 05/01/50	20	19,820
6.30%, 05/01/29	5	5,231
L3Harris Technologies, Inc.
4.40%, 06/15/28	10	9,988
5.40%, 07/31/33	5	5,131
Lockheed Martin Corp.
3.90%, 06/15/32	25	24,208
4.09%, 09/15/52	5	3,926
Northrop Grumman Corp.
3.25%, 01/15/28	10	9,834
4.03%, 10/15/47	5	3,977
RTX Corp.
4.13%, 11/16/28	5	4,968
4.63%, 11/16/48	5	4,310
6.10%, 03/15/34	20	21,476
TransDigm, Inc., 6.63%, 03/01/32(a)	15	15,438
		128,307
Agriculture — 0.3%
Altria Group, Inc.
3.40%, 02/04/41	10	7,621
4.25%, 08/09/42	10	8,205
BAT Capital Corp.
2.26%, 03/25/28	5	4,811
5.83%, 02/20/31	10	10,437
7.08%, 08/02/43	10	11,128
Bunge Ltd. Finance Corp., 3.20%, 04/21/31	10	9,333
Philip Morris International, Inc.
4.25%, 11/10/44	10	8,379
4.88%, 02/15/28	5	5,043
		64,957
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29(b)	5	5,167
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	15	14,988
United Airlines Pass-Through Trust, Series 2016-2, Class AA, 2.88%, 04/07/30	15	13,939
		34,094
Apparel — 0.1%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00% Cash or 10.75% PIK)(a)(c)	16	17,489
NIKE, Inc., 3.25%, 03/27/40	20	15,914
		33,403
Auto Manufacturers — 0.8%
Allison Transmission, Inc., 3.75%, 01/30/31(a)	15	14,049
American Honda Finance Corp.
4.90%, 01/10/34	10	9,851
5.13%, 07/07/28	5	5,053
BMW U.S. Capital LLC
4.15%, 04/09/30(a)	5	4,896
5.15%, 08/11/33(a)	10	10,074
Ford Motor Co.
4.75%, 01/15/43	10	7,963
6.63%, 10/01/28	15	15,541
9.63%, 04/22/30	15	17,163
General Motors Co., 6.60%, 04/01/36	10	10,756
Security	Par (000)	Value
Auto Manufacturers (continued)
General Motors Financial Co., Inc.
3.60%, 06/21/30	$10	$9,557
5.80%, 01/07/29	10	10,278
6.00%, 01/09/28	5	5,107
Honda Motor Co. Ltd., 4.69%, 07/08/30	5	4,973
Hyundai Capital America
4.88%, 11/01/27(a)	5	5,022
5.00%, 01/07/28(a)	10	10,061
5.68%, 06/26/28(a)	10	10,197
Nissan Motor Acceptance Co. LLC, 5.63%, 09/29/28(a)	15	14,962
PACCAR Financial Corp., 5.00%, 03/22/34	10	10,131
Toyota Motor Credit Corp.
4.35%, 10/08/27	5	5,016
5.05%, 05/16/29	10	10,181
5.35%, 01/09/35	10	10,256
		201,087
Auto Parts & Equipment — 0.1%
BorgWarner, Inc., 4.38%, 03/15/45(b)	10	8,298
Lear Corp., 2.60%, 01/15/32	10	8,842
		17,140
Banks — 4.8%
Banco Santander SA, 6.61%, 11/07/28	50	52,340
Bank of America Corp.
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(d)	10	9,253
3.31%, 04/22/42, (1-day SOFR + 1.58%)(d)	25	19,331
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(d)	10	9,841
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(d)	10	7,896
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(d)	10	9,146
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(d)	10	8,509
5.02%, 07/22/33, (1-day SOFR + 2.16%)(d)	10	10,050
5.47%, 01/23/35, (1-day SOFR + 1.65%)(d)	5	5,109
5.51%, 01/24/36, (1-day SOFR + 1.31%)(d)	5	5,122
6.20%, 11/10/28, (1-day SOFR + 1.99%)(d)	15	15,370
Bank of Montreal
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(d)	5	4,977
4.64%, 09/10/30, (1-day SOFR + 1.25%)(d)	10	10,010
5.51%, 06/04/31	10	10,358
Bank of New York Mellon Corp.(The)
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(d)	5	5,103
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(d)	10	10,546
Bank of Nova Scotia(The)
4.64%, 09/08/28, (1-day SOFR + 1.00%)(d)	10	10,044
4.74%, 11/10/32, (1-day SOFR + 1.44%)(d)	10	9,974
Barclays PLC, 4.48%, 11/11/29, (1-day SOFR + 1.08%)(d)	50	49,691
Blackstone Reg Finance Co. LLC, 4.95%, 02/15/36	10	9,732
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	10	9,404
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(d)	5	4,988
4.66%, 03/30/29, (1-day SOFR + 1.03%)(d)	10	10,054
Citigroup, Inc.
4.41%, 03/31/31, (1-day SOFR + 3.91%)(d)	10	9,886
5.61%, 03/04/56, (1-day SOFR + 1.75%)(d)	25	24,494
6.02%, 01/24/36, (1-day SOFR + 1.83%)(d)	5	5,149
6.68%, 09/13/43	10	10,854
Commonwealth Bank of Australia, 3.90%, 07/12/47(a)	15	11,957
Cooperatieve Rabobank UA, 5.25%, 05/24/41	15	14,763
Deutsche Bank AG/New York, 4.95%, 08/04/31, (1-day SOFR + 1.30%)(d)	10	9,976
Goldman Sachs Group, Inc.(The)
3.10%, 02/24/33, (1-day SOFR + 1.41%)(d)	5	4,532

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(d)	$5	$4,963
4.94%, 10/21/36, (1-day SOFR + 1.33%)(d)	5	4,855
5.22%, 04/23/31, (1-day SOFR + 1.58%)(d)	25	25,349
5.73%, 04/25/30, (1-day SOFR + 1.27%)(d)	20	20,543
5.73%, 01/28/56, (1-day SOFR + 1.70%)(d)	20	19,724
HSBC Holdings PLC
5.13%, 11/06/36, (1-day SOFR + 1.43%)(d)	25	24,598
6.33%, 03/09/44, (1-day SOFR + 2.65%)(d)	10	10,695
Huntington Bancshares, Inc./Ohio, 5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(d)	10	10,244
JPMorgan Chase & Co.
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(d)	10	9,415
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(d)	10	7,623
3.33%, 04/22/52, (1-day SOFR + 1.58%)(d)	10	6,912
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(d)	10	9,964
4.51%, 10/22/28, (1-day SOFR + 0.86%)(d)	20	20,030
4.91%, 07/25/33, (1-day SOFR + 2.08%)(d)	10	10,013
5.14%, 01/24/31, (1-day SOFR + 1.01%)(d)	25	25,381
5.29%, 07/22/35, (1-day SOFR + 1.46%)(d)	5	5,048
5.35%, 06/01/34, (1-day SOFR + 1.85%)(d)	10	10,199
5.53%, 11/29/45, (1-day SOFR + 1.55%)(d)	15	14,897
5.58%, 07/23/36, (1-day SOFR + 1.64%)(d)	10	10,145
KeyCorp, 6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(d)	10	10,638
Kreditanstalt fuer Wiederaufbau, 3.75%, 07/15/30	25	24,659
Landwirtschaftliche Rentenbank, 1.00%, 02/25/28(e)	15	14,242
Lloyds Banking Group PLC, 5.68%, 01/05/35, (1-year CMT + 1.75%)(d)	10	10,285
Mitsubishi UFJ Financial Group, Inc.
4.29%, 07/26/38	10	9,312
4.53%, 09/12/31, (1-year CMT + 0.80%)(d)	25	24,712
Mizuho Financial Group, Inc., 4.71%, 07/08/31, (1-year CMT + 0.92%)(d)	10	9,988
Morgan Stanley
3.22%, 04/22/42, (1-day SOFR + 1.49%)(d)	10	7,632
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(d)	10	9,240
4.65%, 10/18/30, (1-day SOFR + 1.10%)(d)	10	9,959
5.32%, 07/19/35, (1-day SOFR + 1.56%)(d)	5	5,045
5.52%, 11/19/55, (1-day SOFR + 1.71%)(d)	10	9,685
5.59%, 01/18/36, (1-day SOFR + 1.42%)(d)	5	5,126
5.90%, 03/13/47, (1-day SOFR + 1.78%)(d)	10	10,140
6.30%, 10/18/28, (1-day SOFR + 2.24%)(d)	10	10,252
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(d)	10	9,883
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(d)	25	24,514
PNC Financial Services Group, Inc.(The)
2.55%, 01/22/30	10	9,326
5.35%, 12/02/28, (1-day SOFR + 1.62%)(d)	5	5,070
5.49%, 05/14/30, (1-day SOFR + 1.20%)(d)	10	10,251
5.58%, 06/12/29, (1-day SOFR + 1.84%)(d)	10	10,222
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(d)	10	10,540
Royal Bank of Canada
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(d)	10	10,026
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(d)	10	10,016
5.00%, 02/01/33	10	10,094
5.15%, 02/04/31, (1-day SOFR + 1.03%)(d)	10	10,144
Societe Generale SA, 5.44%, 10/03/36, (1-day SOFR + 1.73%)(a)(d)	10	9,850
State Street Corp., 3.03%, 11/01/34, (1-day SOFR + 1.49%)(d)	10	9,382
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/30	5	4,519
5.80%, 07/08/46, (1-day SOFR + 1.78%)(d)	10	9,843
Security	Par (000)	Value
Banks (continued)
Toronto-Dominion Bank(The)
4.46%, 06/08/32	$10	$9,847
4.69%, 09/15/27	5	5,026
4.99%, 04/05/29	10	10,134
5.52%, 07/17/28	5	5,113
Truist Financial Corp.
1.13%, 08/03/27	5	4,827
5.07%, 05/20/31, (1-day SOFR + 1.31%)(d)	5	5,057
5.71%, 01/24/35, (1-day SOFR + 1.92%)(d)	10	10,300
7.16%, 10/30/29, (1-day SOFR + 2.45%)(d)	10	10,581
U.S. Bancorp
4.55%, 07/22/28, (1-day SOFR + 1.66%)(d)	10	10,016
4.84%, 02/01/34, (1-day SOFR + 1.60%)(d)	10	9,870
5.08%, 05/15/31, (1-day SOFR + 1.30%)(d)	5	5,068
5.78%, 06/12/29, (1-day SOFR + 2.02%)(d)	10	10,243
UBS Group AG, 5.01%, 03/23/37, (1-day SOFR + 1.34%)(a)(d)	10	9,737
Wells Fargo & Co.
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(d)	10	9,440
4.30%, 07/22/27	15	14,991
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(d)	10	8,956
5.24%, 01/24/31, (1-day SOFR + 1.11%)(d)	25	25,423
5.39%, 04/24/34, (1-day SOFR + 2.02%)(d)	20	20,348
5.57%, 07/25/29, (1-day SOFR + 1.74%)(d)	10	10,194
5.61%, 04/23/36, (1-day SOFR + 1.74%)(d)	5	5,130
5.61%, 01/15/44	10	9,659
Westpac Banking Corp., 2.96%, 11/16/40	20	14,789
		1,188,401
Beverages — 0.3%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	5	4,868
4.90%, 02/01/46	20	18,280
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49	5	4,919
Coca-Cola Co. (The), 1.00%, 03/15/28	5	4,739
Constellation Brands, Inc., 4.75%, 05/09/32	10	9,908
Keurig Dr Pepper, Inc., 4.60%, 05/15/30	10	9,938
PepsiCo, Inc.
4.00%, 03/05/42	10	8,511
4.45%, 05/15/28	5	5,029
		66,192
Biotechnology — 0.2%
Amgen, Inc.
5.15%, 03/02/28	5	5,063
5.25%, 03/02/30	10	10,217
5.60%, 03/02/43	10	9,919
5.65%, 03/02/53	10	9,719
Gilead Sciences, Inc.
1.20%, 10/01/27	5	4,808
5.10%, 06/15/35	10	10,091
		49,817
Building Materials — 0.2%
Carrier Global Corp., 2.72%, 02/15/30	10	9,359
Martin Marietta Materials, Inc., 3.20%, 07/15/51	10	6,633
Owens Corning, 3.88%, 06/01/30	10	9,713
Quikrete Holdings, Inc., 6.38%, 03/01/32(a)	15	15,276
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	15	15,816
		56,797
Chemicals — 0.4%
Air Products and Chemicals, Inc.
4.60%, 02/08/29	5	5,029
4.85%, 02/08/34	5	5,004
Celanese U.S. Holdings LLC, 7.55%, 11/15/30	15	15,963
Chemours Co. (The), 5.75%, 11/15/28(a)	11	10,970

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Dow Chemical Co. (The), 4.38%, 11/15/42	$10	$8,100
LYB International Finance III LLC, 5.88%, 01/15/36	10	10,133
Nutrien Ltd.
2.95%, 05/13/30	10	9,396
4.20%, 04/01/29	5	4,961
Sherwin-Williams Co.(The)
2.95%, 08/15/29	5	4,765
4.50%, 06/01/47	5	4,201
Westlake Corp., 3.38%, 06/15/30	10	9,510
		88,032
Commercial Services — 0.6%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41(e)	20	17,711
ADT Security Corp. (The), 5.88%, 10/15/33(a)	15	14,659
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.88%, 06/15/30(a)	15	15,337
Cintas Corp. No. 2, 4.00%, 05/01/32	10	9,692
Global Payments, Inc., 2.90%, 11/15/31	10	8,830
Leland Stanford Junior University (The), Series 2025, 4.15%, 08/01/30	15	14,882
PayPal Holdings, Inc., 2.30%, 06/01/30	10	9,133
Quanta Services, Inc., 4.30%, 08/09/28	10	9,977
S&P Global, Inc., 4.25%, 05/01/29	20	19,900
United Rentals North America, Inc., 4.00%, 07/15/30	15	14,369
Verisk Analytics, Inc., 4.45%, 03/15/31	15	14,751
		149,241
Computers — 0.3%
Apple, Inc.
3.35%, 08/08/32	10	9,502
3.85%, 05/04/43	10	8,335
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(a)	10	9,792
Dell International LLC/EMC Corp.
5.30%, 04/01/32	10	10,209
6.20%, 07/15/30	10	10,539
Gartner, Inc., 3.75%, 10/01/30(a)	10	9,200
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	10	9,987
International Business Machines Corp.
3.50%, 05/15/29	5	4,875
5.60%, 11/30/39	10	10,242
		82,681
Cosmetics & Personal Care — 0.1%
Estee Lauder Companies, Inc. (The), 2.38%, 12/01/29	10	9,311
Kenvue, Inc., 4.90%, 03/22/33	10	10,063
		19,374
Diversified Financial Services — 1.2%
Aircastle Ltd., 5.95%, 02/15/29(a)	10	10,258
American Express Co.
4.73%, 04/25/29, (1-day SOFR + 1.26%)(d)	10	10,049
4.80%, 10/24/36, (1-day SOFR + 1.24%)(d)	5	4,840
4.92%, 07/20/33, (1-day SOFR + 1.22%)(d)	10	10,011
Ameriprise Financial, Inc., 5.70%, 12/15/28	10	10,297
Avolon Holdings Funding Ltd., 5.75%, 03/01/29(a)	10	10,220
Blackstone Holdings Finance Co. LLC, 1.63%, 08/05/28(a)	10	9,392
Brookfield Finance, Inc., 4.35%, 04/15/30	20	19,669
Capital One Financial Corp., 3.80%, 01/31/28	25	24,739
Charles Schwab Corp.(The)
3.20%, 01/25/28	10	9,834
5.85%, 05/19/34, (1-day SOFR + 2.50%)(d)	10	10,469
CI Financial Corp., 3.20%, 12/17/30	10	9,031
Equitable America Global Funding, 4.95%, 06/09/30(a)	10	10,019
Freedom Mortgage Holdings LLC, 7.88%, 04/01/33(a)	15	14,649
Intercontinental Exchange, Inc.
2.10%, 06/15/30	10	9,102
4.60%, 03/15/33	10	9,903
Jefferies Financial Group, Inc., 5.88%, 07/21/28	20	20,466
LPL Holdings, Inc., 5.75%, 06/15/35	5	5,010
Security	Par (000)	Value
Diversified Financial Services (continued)
Mastercard, Inc., 4.85%, 03/09/33	$10	$10,130
Nasdaq, Inc., 5.95%, 08/15/53	5	5,082
Nomura Holdings, Inc., 5.78%, 07/03/34	10	10,352
OneMain Finance Corp., 6.63%, 05/15/29	15	15,251
Raymond James Financial, Inc., 4.65%, 04/01/30	10	10,029
Rocket Companies, Inc., 6.13%, 08/01/30(a)	15	15,231
Sumisho Air Lease Corp., 2.10%, 09/01/28	10	9,445
Visa, Inc., 4.30%, 12/14/45	10	8,613
Voya Financial, Inc., 5.70%, 07/15/43(b)	10	9,821
		301,912
Electric — 2.2%
AEP Transmission Co. LLC, 5.15%, 04/01/34	10	10,075
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(d)	10	9,879
Ameren Corp., 3.50%, 01/15/31	10	9,484
American Electric Power Co., Inc.
5.63%, 03/01/33	5	5,187
7.05%, 12/15/54, (5-year CMT + 2.75%)(d)	10	10,375
Berkshire Hathaway Energy Co., 6.13%, 04/01/36	10	10,703
CenterPoint Energy, Inc., Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(d)	10	10,375
Commonwealth Edison Co., 4.00%, 03/01/49	20	15,509
Consolidated Edison Co. of New York, Inc., 4.63%, 12/01/54	20	16,682
Consumers Energy Co., 4.65%, 03/01/28	10	10,058
Dominion Energy South Carolina, Inc.
6.25%, 10/15/53	10	10,719
Series 2025, 5.30%, 01/15/35	10	10,211
Dominion Energy, Inc., 5.38%, 11/15/32	5	5,130
Duke Energy Carolinas LLC
4.95%, 01/15/33	5	5,067
6.05%, 04/15/38	10	10,663
Duke Energy Corp.
3.30%, 06/15/41	5	3,792
5.45%, 06/15/34	10	10,234
Duke Energy Progress LLC, 5.35%, 03/15/53	10	9,412
Entergy Louisiana LLC, 2.35%, 06/15/32	10	8,754
Entergy Mississippi LLC, 3.50%, 06/01/51	20	13,942
Eversource Energy, 4.45%, 12/15/30	10	9,840
Florida Power & Light Co.
2.45%, 02/03/32	5	4,468
3.70%, 12/01/47	20	15,075
Georgia Power Co.
4.30%, 03/15/42	5	4,337
4.65%, 05/16/28	20	20,115
Indiana Michigan Power Co., 3.85%, 05/15/28	10	9,903
MidAmerican Energy Co., 5.50%, 11/15/56	10	9,630
Narragansett Electric Co. (The), 6.00%, 05/15/56(a)	10	10,166
Nevada Power Co.
Series CC, 3.70%, 05/01/29	10	9,804
Series EE, 3.13%, 08/01/50	10	6,512
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	5	4,564
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(d)	10	9,865
Niagara Mohawk Power Corp., 1.96%, 06/27/30(a)	15	13,495
NRG Energy, Inc., 3.38%, 02/15/29(a)	15	14,310
Pacific Gas and Electric Co.
2.50%, 02/01/31	10	8,980
4.95%, 07/01/50	10	8,385
Potomac Electric Power Co., 6.50%, 11/15/37	10	10,984
Public Service Co. of Colorado, 4.50%, 06/01/52	20	16,435
Public Service Electric and Gas Co., 5.45%, 03/01/54	5	4,815
Puget Energy, Inc.
2.38%, 06/15/28	10	9,560
5.73%, 03/15/35	10	10,079
San Diego Gas & Electric Co., 4.95%, 08/15/28	10	10,103
Sempra
3.70%, 04/01/29	5	4,883

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.80%, 02/01/38	$10	$8,472
5.50%, 08/01/33	10	10,297
Southern California Edison Co.
3.65%, 02/01/50	10	6,894
6.65%, 04/01/29	10	10,403
Southern Co.(The)
5.70%, 03/15/34	5	5,189
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(d)	10	10,267
Southwestern Electric Power Co., 3.25%, 11/01/51(b)	10	6,552
Union Electric Co., 5.20%, 04/01/34	10	10,146
Virginia Electric and Power Co., 4.45%, 02/15/44	5	4,290
Vistra Operations Co. LLC
5.25%, 10/15/35(a)	10	9,720
6.88%, 04/15/32(a)	15	15,610
VoltaGrid LLC, 7.38%, 11/01/30(a)	10	10,411
Xcel Energy, Inc., 4.75%, 03/21/28	10	10,041
		540,851
Electronics — 0.1%
Amphenol Corp., 5.30%, 11/15/55	10	9,467
Honeywell International, Inc.
1.75%, 09/01/31	10	8,684
3.81%, 11/21/47	10	7,673
		25,824
Engineering & Construction — 0.0%
MasTec, Inc., 4.50%, 08/15/28(a)	10	9,906
Entertainment — 0.1%
Light & Wonder International, Inc., 6.25%, 10/01/33(a)	15	14,830
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/31(a)	15	15,846
		30,676
Environmental Control — 0.1%
Republic Services, Inc., 2.30%, 03/01/30	10	9,244
Waste Management, Inc., 4.95%, 03/15/35	10	9,999
		19,243
Food — 0.6%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 03/15/29(a)	15	14,317
Conagra Brands, Inc.
5.30%, 11/01/38	10	9,392
7.00%, 10/01/28	10	10,478
General Mills, Inc., 5.50%, 10/17/28	10	10,223
J M Smucker Co.(The)
2.38%, 03/15/30	10	9,232
6.50%, 11/15/43	10	10,644
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.38%, 04/15/66	5	4,884
Kraft Heinz Foods Co., 5.20%, 07/15/45	10	8,873
Kroger Co. (The), 1.70%, 01/15/31	10	8,782
Mars, Inc.
4.60%, 03/01/28(a)	5	5,024
4.80%, 03/01/30(a)	10	10,067
5.20%, 03/01/35(a)	5	5,032
5.70%, 05/01/55(a)	5	4,931
Mondelez International, Inc., 4.75%, 02/20/29	10	10,077
Post Holdings, Inc., 6.25%, 02/15/32(a)	15	15,243
Sysco Corp., 5.38%, 09/21/35	10	9,999
Tyson Foods, Inc., 4.88%, 08/15/34	10	9,818
		157,016
Gas — 0.1%
NiSource, Inc.
1.70%, 02/15/31	5	4,365
5.40%, 06/30/33	10	10,238
Piedmont Natural Gas Co., Inc., 3.35%, 06/01/50	10	6,811
Southern Co. Gas Capital Corp., 5.75%, 09/15/33	10	10,415
		31,829
Security	Par (000)	Value
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc., 6.00%, 03/06/28	$10	$10,262
Health Care - Products — 0.4%
Abbott Laboratories, 4.75%, 11/30/36	10	9,762
Baxter International, Inc.
2.27%, 12/01/28	5	4,699
4.90%, 12/15/30	10	9,912
GE HealthCare Technologies, Inc., 4.80%, 01/15/31	10	10,024
Medline Borrower LP, 3.88%, 04/01/29(a)	15	14,601
Solventum Corp., 5.45%, 03/13/31	10	10,260
Stryker Corp., 3.65%, 03/07/28	10	9,880
Thermo Fisher Scientific, Inc., 4.89%, 10/07/37	10	9,851
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/31	10	8,965
		87,954
Health Care - Services — 1.0%
Aetna, Inc., 6.75%, 12/15/37	10	10,913
Centene Corp., 4.63%, 12/15/29	5	4,868
CHS/Community Health Systems, Inc., 6.88%, 04/15/29(a)	15	14,816
Cigna Group(The)
4.38%, 10/15/28	5	4,993
4.80%, 08/15/38	10	9,468
5.40%, 03/15/33	10	10,264
CommonSpirit Health
4.35%, 09/01/30	10	9,810
4.35%, 11/01/42	10	8,623
DaVita, Inc., 6.88%, 09/01/32(a)	15	15,533
Elevance Health, Inc.
3.65%, 12/01/27	10	9,900
4.65%, 01/15/43	10	8,833
5.00%, 01/15/36	10	9,809
5.70%, 02/15/55	5	4,826
HCA, Inc.
3.50%, 09/01/30	10	9,501
4.38%, 03/15/42	10	8,428
4.60%, 11/15/32	10	9,755
4.63%, 03/15/52	5	4,018
5.25%, 06/15/49	5	4,457
5.63%, 09/01/28	5	5,092
Humana, Inc.
5.55%, 05/01/35	10	10,005
5.75%, 12/01/28	5	5,127
Tenet Healthcare Corp., 4.38%, 01/15/30	15	14,517
UnitedHealth Group, Inc.
3.25%, 05/15/51	20	13,422
4.75%, 07/15/45	10	8,872
5.30%, 06/15/35	20	20,351
		236,201
Holding Companies - Diversified — 1.0%
Apollo Debt Solutions BDC, 6.70%, 07/29/31	10	10,231
Ares Capital Corp.
2.88%, 06/15/27	10	9,803
3.20%, 11/15/31	5	4,394
Blackstone Private Credit Fund, 4.95%, 09/26/27	10	9,970
Blackstone Secured Lending Fund, 5.35%, 04/13/28	10	9,989
MDGH GMTN RSC Ltd., 5.50%, 04/28/33(e)	200	206,102
		250,489
Home Builders — 0.0%
Sekisui House U.S., Inc., 2.50%, 01/15/31	10	8,810
Insurance — 1.5%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(a)	15	14,134
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.50%, 10/01/31(a)	15	15,034
American International Group, Inc., Series A-9, 5.75%, 04/01/48, (3-mo. SOFR US + 3.13%)(d)	10	10,023
Aon North America, Inc., 5.45%, 03/01/34	10	10,212
Arthur J Gallagher & Co., 6.50%, 02/15/34	10	10,801

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Asurion LLC/Asurion Co-Issuer, Inc., 8.38%, 02/01/34(a)	$5	$4,887
Athene Global Funding
2.45%, 08/20/27(a)	5	4,860
5.03%, 07/17/30(a)	10	9,909
Brighthouse Financial, Inc., 5.63%, 05/15/30	10	10,115
Brown & Brown, Inc., 4.50%, 03/15/29	10	9,945
Corebridge Financial, Inc., 4.40%, 04/05/52	10	8,051
Corebridge Global Funding
4.45%, 10/02/30(a)	10	9,832
4.65%, 08/20/27(a)	5	5,001
Equitable Financial Life Global Funding, 4.88%, 11/19/27(a)	10	10,034
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28	10	10,032
Guardian Life Global Funding, 4.18%, 09/26/29(a)	10	9,894
HUB International Ltd., 7.38%, 01/31/32(a)	15	15,365
Jackson Financial, Inc., 5.67%, 06/08/32	10	10,108
Lincoln National Corp., 5.85%, 03/15/34	10	10,283
Marsh & McLennan Companies, Inc.
5.40%, 03/15/55	10	9,499
5.88%, 08/01/33	10	10,668
MetLife, Inc.
4.55%, 03/23/30	15	15,085
5.25%, 01/15/54	5	4,704
5.30%, 12/15/34	10	10,238
New York Life Global Funding
4.40%, 04/25/28(a)	10	10,005
4.60%, 06/03/30(a)	10	10,001
Northwestern Mutual Global Funding, 4.96%, 01/13/30(a)	10	10,120
Pacific Life Global Funding II, 4.88%, 07/17/32(a)	10	10,006
Pacific LifeCorp, 3.35%, 09/15/50(a)	10	6,780
Principal Life Global Funding II, 4.60%, 08/19/27(a)	5	5,014
Progressive Corp. (The), 4.95%, 06/15/33	10	10,091
Protective Life Corp., 3.40%, 01/15/30(a)	10	9,506
Prudential Financial, Inc.
3.70%, 10/01/50, (5-year CMT + 3.04%)(d)	10	9,188
6.00%, 09/01/52, (5-year CMT + 3.23%)(d)	10	10,192
RGA Global Funding, 5.45%, 05/24/29(a)	25	25,504
Travelers Companies, Inc.(The)
5.05%, 07/24/35	10	10,011
5.70%, 07/24/55	5	5,056
Unum Group, 5.75%, 08/15/42	10	9,905
		380,093
Internet — 0.6%
Alphabet, Inc.
3.88%, 11/15/28	10	9,941
5.45%, 11/15/55	20	19,298
Amazon.com, Inc.
3.90%, 11/20/28	10	9,928
4.10%, 11/20/30	5	4,931
4.65%, 11/20/35	5	4,888
4.88%, 03/13/36	10	9,876
5.45%, 11/20/55	10	9,547
5.95%, 03/13/66	5	5,036
AppLovin Corp., 5.13%, 12/01/29	10	10,117
Meta Platforms, Inc.
5.25%, 05/15/36	20	19,981
5.63%, 11/15/55	20	18,423
Netflix, Inc., 4.90%, 08/15/34	10	10,049
Uber Technologies, Inc., 4.15%, 01/15/31	10	9,782
		141,797
Iron & Steel — 0.1%
Cleveland-Cliffs, Inc., 7.00%, 03/15/32(a)	15	15,177
Nucor Corp., 3.85%, 04/01/52	5	3,797
Steel Dynamics, Inc., 5.25%, 05/15/35	5	5,030
		24,004
Security	Par (000)	Value
Leisure Time — 0.1%
Carnival Corp. Ltd., 5.13%, 05/01/29(a)	$15	$14,981
Royal Caribbean Cruises Ltd., 5.38%, 07/15/27(a)	10	10,032
		25,013
Lodging — 0.2%
Hilton Domestic Operating Co., Inc., 3.75%, 05/01/29(a)	15	14,510
Las Vegas Sands Corp., 5.63%, 06/15/28	10	10,142
Marriott International, Inc./MD
4.90%, 04/15/29	10	10,103
5.55%, 10/15/28	5	5,119
		39,874
Machinery — 0.3%
Caterpillar Financial Services Corp., 3.95%, 11/14/28	10	9,934
Caterpillar, Inc., 3.25%, 04/09/50	20	14,032
CNH Industrial Capital LLC, 4.55%, 04/10/28	10	9,991
Deere & Co., 5.45%, 01/16/35	10	10,377
John Deere Capital Corp.
4.40%, 09/08/31	10	9,937
4.95%, 07/14/28	10	10,168
Regal Rexnord Corp., 6.05%, 04/15/28	10	10,231
		74,670
Manufacturing — 0.0%
3M Co., 5.70%, 03/15/37	10	10,420
Media — 0.9%
Cable One, Inc., 4.00%, 11/15/30(a)	10	6,406
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 02/01/32(a)(b)	15	13,387
Charter Communications Operating LLC/Charter Communications Operating Capital
4.40%, 04/01/33	10	9,245
4.80%, 03/01/50	10	7,420
5.38%, 05/01/47	10	8,063
6.48%, 10/23/45	5	4,613
Comcast Corp.
3.40%, 07/15/46	20	13,789
4.15%, 10/15/28	20	19,942
4.20%, 08/15/34	20	18,809
5.50%, 05/15/64	10	8,845
Cox Communications, Inc., 3.50%, 08/15/27(a)	10	9,874
CSC Holdings LLC, 6.50%, 02/01/29(a)	15	8,857
Discovery Communications LLC, 6.35%, 06/01/40	15	12,368
DISH DBS Corp., 5.75%, 12/01/28(a)	15	14,702
Gray Media, Inc., 5.38%, 11/15/31(a)	15	10,756
McGraw-Hill Education, Inc., 7.38%, 09/01/31(a)	15	15,330
Sirius XM Radio LLC, 4.00%, 07/15/28(a)	15	14,609
Univision Communications, Inc., 4.50%, 05/01/29(a)	15	14,261
Walt Disney Co.(The)
2.00%, 09/01/29	15	13,939
3.60%, 01/13/51	10	7,318
		232,533
Mining — 0.2%
Alumina Pty. Ltd., 6.13%, 03/15/30(a)	15	15,327
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43	5	4,710
Glencore Funding LLC, 6.50%, 10/06/33(a)	10	10,847
Rio Tinto Finance USA PLC
4.50%, 03/14/28	5	5,023
5.88%, 03/14/65	10	10,227
		46,134
Oil & Gas — 1.3%
BP Capital Markets America, Inc.
2.94%, 06/04/51	5	3,178
3.63%, 04/06/30	5	4,857
5.23%, 11/17/34	10	10,181
Chevron Corp., 2.24%, 05/11/30	5	4,617
Chevron USA, Inc., 4.48%, 02/26/28	10	10,053
ConocoPhillips Co., 3.80%, 03/15/52	10	7,359
Continental Resources, Inc./OK, 4.38%, 01/15/28	10	9,945

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Crescent Energy Finance LLC, 7.63%, 04/01/32(a)	$15	$15,366
Devon Energy Corp., 5.88%, 06/15/28	10	10,003
Diamondback Energy, Inc., 5.75%, 04/18/54	5	4,914
Ecopetrol SA
7.75%, 02/01/32	20	20,387
8.38%, 01/19/36	20	20,488
EOG Resources, Inc., 5.35%, 01/15/36	10	10,156
Equinor ASA
4.50%, 09/03/30	15	14,997
4.75%, 11/14/35	25	24,559
Exxon Mobil Corp.
2.44%, 08/16/29	10	9,472
3.48%, 03/19/30	5	4,851
4.33%, 03/19/50	5	4,184
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 04/15/30(a)	15	14,915
Occidental Petroleum Corp., 4.20%, 03/15/48	10	7,857
Phillips 66 Co., 5.65%, 06/15/54	10	9,457
Shell Finance U.S., Inc.
3.25%, 04/06/50	5	3,467
4.38%, 05/11/45	5	4,277
Shell International Finance BV, 2.75%, 04/06/30	10	9,504
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30	15	14,563
TotalEnergies Capital International SA, 3.13%, 05/29/50	10	6,726
Valero Energy Corp., 4.00%, 04/01/29	20	19,686
Woodside Finance Ltd., 5.10%, 09/12/34	10	9,908
YPF SA, 9.50%, 01/17/31(e)	25	26,470
		316,397
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc., 4.80%, 03/17/28	10	10,048
WRKCo, Inc., 3.00%, 06/15/33	15	13,215
		23,263
Pharmaceuticals — 1.3%
1261229 B.C. Ltd., 10.00%, 04/15/32(a)	15	15,359
AbbVie, Inc.
3.20%, 11/21/29	20	19,208
4.40%, 11/06/42	10	8,810
5.05%, 03/15/34	20	20,278
Astrazeneca Finance LLC, 1.75%, 05/28/28	5	4,772
AstraZeneca PLC, 4.00%, 09/18/42	10	8,487
Bayer Corp., 6.65%, 02/15/28(a)	10	10,326
Becton Dickinson & Co., 4.30%, 08/22/32	10	9,711
Bristol-Myers Squibb Co.
4.25%, 10/26/49	15	12,164
5.20%, 02/22/34	10	10,235
5.55%, 02/22/54	5	4,869
Cardinal Health, Inc., 4.50%, 09/15/30	10	9,913
Cencora, Inc., 5.15%, 02/15/35	10	10,010
CVS Health Corp.
4.30%, 03/25/28	5	4,984
4.78%, 03/25/38	20	18,666
5.00%, 01/30/29	10	10,111
5.13%, 07/20/45	10	8,980
Eli Lilly & Co.
4.00%, 10/15/28	5	4,984
4.70%, 02/09/34	15	14,945
5.60%, 05/20/56	10	10,029
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28	5	4,972
Johnson & Johnson, 3.50%, 01/15/48	20	15,168
Merck & Co., Inc.
2.75%, 12/10/51	10	6,115
4.50%, 05/17/33	20	19,848
Novartis Capital Corp., 5.70%, 03/18/56	10	10,152
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	5	5,015
4.65%, 05/19/30	10	10,053
5.11%, 05/19/43	10	9,499
Security	Par (000)	Value
Pharmaceuticals (continued)
5.30%, 05/19/53	$20	$18,763
		316,426
Pipelines — 1.1%
Cheniere Energy Partners LP, 4.00%, 03/01/31	10	9,641
Columbia Pipelines Operating Co. LLC, 6.50%, 08/15/43(a)	10	10,650
Energy Transfer LP
5.55%, 05/15/34	10	10,212
5.95%, 05/15/54	5	4,825
6.50%, 02/01/42	10	10,566
Enterprise Products Operating LLC
4.60%, 01/15/31	10	9,992
4.85%, 08/15/42	10	9,200
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(d)	10	9,969
Hess Midstream Operations LP, 5.50%, 10/15/30(a)	15	14,971
Kinder Morgan, Inc.
4.80%, 02/01/33	10	9,920
5.55%, 06/01/45	10	9,652
MPLX LP
4.00%, 03/15/28	10	9,922
4.90%, 04/15/58	10	8,177
5.30%, 04/01/36	10	9,888
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/32(a)	15	15,767
ONEOK, Inc.
4.20%, 10/03/47	10	7,702
5.05%, 11/01/34	10	9,834
5.80%, 11/01/30	5	5,186
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	10	9,652
Spectra Energy Partners LP, 4.50%, 03/15/45	10	8,494
Targa Resources Corp., 6.50%, 03/30/34	10	10,846
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30	10	10,123
TransCanada PipeLines Ltd., 5.60%, 03/31/34	10	10,253
Transcontinental Gas Pipe Line Co. LLC, 5.40%, 08/15/41	10	9,675
Venture Global LNG, Inc., 7.00%, 01/15/30(a)	15	15,395
Western Midstream Operating LP
4.75%, 08/15/28	10	10,010
7.25%, 04/01/30(a)	10	10,535
Williams Companies, Inc. (The), 5.10%, 09/15/45	10	9,162
		280,219
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48(a)	10	8,684
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(a)	10	9,615
		18,299
Real Estate — 0.0%
CBRE Services, Inc., 4.80%, 06/15/30	10	10,028
Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities, Inc., 2.00%, 05/18/32	10	8,414
American Tower Corp., 3.10%, 06/15/50	20	13,028
Boston Properties LP, 6.50%, 01/15/34	10	10,593
Crown Castle, Inc.
2.90%, 04/01/41	10	7,300
3.10%, 11/15/29	10	9,487
DOC DR LLC, 2.63%, 11/01/31	10	8,914
EPR Properties, 4.95%, 04/15/28	10	10,016
Equinix, Inc., 2.50%, 05/15/31	15	13,465
Essex Portfolio LP, 4.50%, 03/15/48	10	8,204
Extra Space Storage LP
2.35%, 03/15/32	10	8,677
2.40%, 10/15/31	5	4,399
GLP Capital LP/GLP Financing II, Inc., 5.30%, 01/15/29	10	10,068
Highwoods Realty LP, 4.13%, 03/15/28	10	9,871
Iron Mountain, Inc., 5.25%, 07/15/30(a)	15	14,827

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Kimco Realty OP LLC, 4.60%, 02/01/33	$5	$4,935
Omega Healthcare Investors, Inc., 4.75%, 01/15/28	10	10,013
Prologis LP
2.25%, 04/15/30	5	4,604
5.25%, 06/15/53	5	4,729
Realty Income Corp.
3.25%, 01/15/31	5	4,704
3.65%, 01/15/28	20	19,795
5.13%, 02/15/34	10	10,060
Simon Property Group LP
4.38%, 10/01/30	10	9,912
5.13%, 10/01/35	10	9,986
VICI Properties LP, 5.13%, 05/15/32	10	9,931
Welltower OP LLC, 2.75%, 01/15/32	10	9,018
		234,950
Retail — 0.5%
Advance Auto Parts, Inc., 7.00%, 08/01/30(a)	15	15,417
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 3.50%, 02/15/29(a)	15	14,422
Home Depot, Inc.(The)
1.50%, 09/15/28	5	4,715
2.95%, 06/15/29	5	4,808
5.88%, 12/16/36	10	10,632
Lithia Motors, Inc., 3.88%, 06/01/29(a)	15	14,384
Lowe's Companies, Inc.
1.30%, 04/15/28	5	4,727
2.63%, 04/01/31	5	4,560
3.00%, 10/15/50	20	12,568
McDonald's Corp.
2.13%, 03/01/30	5	4,591
4.88%, 12/09/45	10	9,004
Staples, Inc., 12.75%, 01/15/30(a)	15	11,437
Starbucks Corp., 2.55%, 11/15/30	5	4,588
Target Corp., 4.00%, 07/01/42	10	8,373
Walmart, Inc., 4.90%, 04/28/35	10	10,113
		134,339
Semiconductors — 0.6%
Analog Devices, Inc., 5.05%, 04/01/34	10	10,175
Broadcom, Inc.
2.45%, 02/15/31	20	18,165
4.80%, 02/15/36	20	19,458
Intel Corp.
4.75%, 03/25/50	5	4,151
4.88%, 02/10/28	20	20,131
5.20%, 02/10/33	15	15,197
5.63%, 02/10/43	10	9,719
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	10	10,221
QUALCOMM, Inc., 5.00%, 05/20/35	15	15,047
Texas Instruments, Inc.
4.15%, 05/15/48	5	4,143
4.60%, 02/15/28	20	20,136
		146,543
Software — 1.2%
Adobe, Inc., 4.95%, 04/04/34	10	9,989
AthenaHealth Group, Inc., 6.50%, 02/15/30(a)	15	14,460
Atlassian Corp., 5.50%, 05/15/34	10	9,982
Broadridge Financial Solutions, Inc., 2.60%, 05/01/31	15	13,409
Cloud Software Group, Inc.
6.50%, 03/31/29(a)	15	14,909
8.25%, 06/30/32(a)	15	14,728
CoreWeave, Inc., 9.25%, 06/01/30(a)(b)	15	15,306
Fiserv, Inc.
3.50%, 07/01/29	10	9,615
5.38%, 08/21/28	10	10,131
Microsoft Corp., 2.53%, 06/01/50	20	12,044
MSCI, Inc., 4.00%, 11/15/29(a)	20	19,394
Security	Par (000)	Value
Software (continued)
Oracle Corp.
2.95%, 04/01/30	$20	$18,438
3.25%, 11/15/27	10	9,809
3.60%, 04/01/50	15	9,334
4.95%, 02/04/31	25	24,577
5.20%, 09/26/35	5	4,755
5.70%, 02/04/36	10	9,826
5.88%, 09/26/45	10	8,929
6.25%, 11/09/32	20	20,708
Roper Technologies, Inc., 4.75%, 02/15/32	10	9,876
Salesforce, Inc.
1.95%, 07/15/31	10	8,735
6.55%, 03/15/56	10	10,202
Synopsys, Inc., 5.15%, 04/01/35	5	4,990
		284,146
Telecommunications — 1.4%
AT&T, Inc.
2.55%, 12/01/33	20	16,934
3.50%, 06/01/41	20	15,528
3.50%, 09/15/53	10	6,612
4.30%, 02/15/30	20	19,812
6.38%, 03/01/41	10	10,581
Cisco Systems, Inc., 5.50%, 01/15/40	15	15,349
Connect Holding II LLC, 10.50%, 04/03/31(a)	15	15,271
Corning, Inc., 4.70%, 03/15/37	10	9,613
Level 3 Financing, Inc., 3.75%, 07/15/29(a)(b)	3	2,904
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)	20	20,105
Motorola Solutions, Inc., 4.60%, 05/23/29	20	20,030
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(a)	15	15,017
Rogers Communications, Inc., 4.50%, 03/15/42	10	8,531
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)	15	14,808
Telefonica Europe BV, 8.25%, 09/15/30	10	11,279
T-Mobile USA, Inc.
3.88%, 04/15/30	20	19,462
4.70%, 01/15/35	10	9,696
5.65%, 01/15/53	10	9,531
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 02/15/29(a)	15	14,819
Verizon Communications, Inc.
3.55%, 03/22/51	25	17,583
4.02%, 12/03/29	20	19,713
5.25%, 04/02/35	15	15,091
5.75%, 11/30/45	10	9,846
Vodafone Group PLC, 5.75%, 06/28/54	5	4,776
WULF Compute LLC, 7.75%, 10/15/30(a)	15	15,780
		338,671
Toys, Games & Hobbies — 0.0%
Mattel, Inc., 5.45%, 11/01/41	10	9,180
Transportation — 0.4%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51	20	13,614
6.20%, 08/15/36	10	10,936
CSX Corp., 4.50%, 11/15/52	20	16,861
Norfolk Southern Corp., 3.70%, 03/15/53	10	7,156
Union Pacific Corp.
2.38%, 05/20/31	15	13,585
3.20%, 05/20/41	15	11,655
United Parcel Service, Inc., 5.50%, 05/22/54	10	9,632
Walmart, Inc., 1.80%, 09/22/31	5	4,426
		87,865
Trucking & Leasing — 0.1%
GATX Corp., 5.20%, 03/15/44	10	9,226
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.70%, 02/01/28(a)	10	10,152
		19,378

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water — 0.0%
American Water Capital Corp., 3.75%, 09/01/28	$10	$9,864
Total Corporate Bonds & Notes — 28.6% (Cost: $7,181,806)		7,094,602
Floating Rate Loan Interests(d)
Aerospace & Defense — 0.2%
TransDigm, Inc., 2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.12%, 08/19/32	50	49,870
Airlines — 0.2%
AAdvantage Loyalty IP Ltd., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.93%, 04/20/28	50	49,518
Auto Parts & Equipment — 0.2%
Clarios Global LP, 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.10%, 01/28/32	50	49,775
Building Materials — 0.2%
Quikrete Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.87%, 02/10/32	50	49,751
Commercial Services — 0.6%
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.87%, 08/20/32	50	49,904
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.12%, 10/01/31	50	49,994
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.12%, 01/30/31	50	49,599
		149,497
Diversified Financial Services — 0.1%
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 12/15/31	25	24,715
Housewares — 0.2%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 01/20/32	50	49,645
Insurance — 0.5%
AmWINS Group, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 5.62%, 01/30/32	25	24,876
Asurion LLC, 2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.91%, 09/19/30	50	49,763
Hyperion Refinance SARL, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.37%, 02/15/31	50	47,428
		122,067
Packaging & Containers — 0.2%
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.87%, 04/01/32	50	46,970
Pharmaceuticals — 0.2%
Southern Veterinary Partners LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.16%, 12/04/31	50	49,769
Software — 0.8%
Athenahealth Group, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.86%, 02/15/32	50	49,453
Security	Par (000)	Value
Software (continued)
Cloud Software Group, Inc., 2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 08/13/32	$50	$46,530
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 02/10/31	50	48,019
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.87%, 11/26/31	50	49,033
		193,035
Total Floating Rate Loan Interests — 3.4% (Cost: $847,667)		834,612
Foreign Government Obligations(f)
Argentina — 0.2%
Argentine Republic Government International Bonds, 4.75%, 07/09/35(g)	50	38,546
Brazil — 0.4%
Brazilian Government International Bonds, 7.13%, 01/20/37	100	108,589
Canada — 0.2%
Canada Government International Bonds, 4.63%, 04/30/29	10	10,154
Province of British Columbia Canada
4.20%, 07/06/33	10	9,803
4.90%, 04/24/29	10	10,198
Province of Ontario Canada, 2.00%, 10/02/29	10	9,325
Province of Quebec Canada, 4.50%, 04/03/29	10	10,093
		49,573
Ecuador — 0.0%
Ecuador Government International Bonds, 6.90%, 07/31/35(e)(g)	10	9,191
Indonesia — 0.4%
Indonesia Government International Bonds, 6.63%, 02/17/37(e)	100	109,051
Israel — 0.8%
Israel Government International Bonds, 4.50%, 01/17/33	200	192,633
Italy — 0.1%
Republic of Italy Government International Bonds, 5.38%, 06/15/33	15	15,591
Mexico — 0.8%
Mexico Government International Bonds, 5.63%, 09/22/35	200	194,365
Panama — 0.1%
Panama Government International Bonds, 6.70%, 01/26/36	25	27,041
Peru — 0.1%
Peruvian Government International Bonds, 5.63%, 11/18/50	25	24,167
Romania — 0.1%
Romanian Government International Bonds, 6.38%, 01/30/34(e)	16	16,260
Saudi Arabia — 0.8%
Saudi Government International Bonds, 5.63%, 01/13/35(e)	200	209,128
South Korea — 0.8%
Korea International Bonds, 2.50%, 06/19/29	200	190,784
Supranational — 0.7%
African Development Bank, 4.00%, 03/18/30	10	9,955

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
Asian Development Bank
1.88%, 01/24/30	$25	$23,129
4.13%, 01/12/34	10	9,866
European Investment Bank
1.25%, 02/14/31	10	8,775
4.00%, 02/15/29	20	19,973
4.50%, 10/16/28	20	20,207
Inter-American Development Bank, 4.38%, 07/16/35	20	19,918
International Bank for Reconstruction & Development
1.38%, 04/20/28	20	19,050
4.13%, 03/20/30	40	40,017
		170,890
Turkey — 0.8%
Turkiye Government International Bonds, 7.13%, 02/12/32	200	204,089
Ukraine — 0.0%
Ukraine Government International Bonds, 4.50%, 02/01/34(e)(g)	10	6,812
Total Foreign Government Obligations — 6.3% (Cost: $1,586,143)		1,566,710
Municipal Debt Obligations
California — 0.1%
State of California, GO, BAB, 7.55%, 04/01/39	30	35,595
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33	26	26,458
Total Municipal Debt Obligations — 0.2% (Cost: $62,970)		62,053
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 18.2%
Government National Mortgage Association
2.00%, 06/22/56(h)	150	123,023
2.50%, 08/20/51	96	82,080
2.50%, 06/22/56(h)	150	128,303
3.00%, 06/22/56(h)	125	111,107
3.50%, 06/23/55(h)	100	90,073
4.50%, 07/20/53	206	200,089
5.00%, 07/20/53	114	113,175
5.00%, 06/22/56(h)	25	24,686
5.50%, 11/20/55	196	197,758
5.50%, 02/20/56	25	25,048
Uniform Mortgage-Backed Securities
2.00%, 06/18/40(h)	275	252,500
2.00%, 01/01/52	247	198,534
2.00%, 03/01/52	721	578,659
2.50%, 06/16/41(h)	100	94,172
2.50%, 05/01/52	473	398,793
3.00%, 05/01/52	256	224,182
3.00%, 09/01/52	115	100,940
3.50%, 05/01/52	200	182,482
4.00%, 06/15/39(h)	100	97,102
4.00%, 01/01/53	145	136,249
4.00%, 06/01/53	65	61,425
4.50%, 02/01/53	128	123,354
5.00%, 06/01/54	169	167,670
5.00%, 06/11/56(h)	100	98,374
5.50%, 05/01/54	187	189,237
5.50%, 06/01/55	95	96,953
5.50%, 06/11/56(h)	20	20,088
6.00%, 05/01/54	125	127,498
6.00%, 09/01/54	89	90,938
6.00%, 04/01/55	92	94,817
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 08/01/55	$88	$91,839
		4,521,148
U.S. Government Agency Obligations — 0.2%
Tennessee Valley Authority, 3.88%, 08/01/30	35	34,563
U.S. Government Obligations — 39.2%
U.S. Treasury Bonds
1.13%, 05/15/40	40	25,119
1.13%, 08/15/40	140	86,997
1.25%, 05/15/50	200	94,094
1.75%, 08/15/41	125	83,320
1.88%, 02/15/51	233	128,150
2.25%, 08/15/49	180	110,981
2.25%, 02/15/52	200	119,250
2.38%, 02/15/42	125	90,684
2.50%, 02/15/46	100	68,438
4.13%, 08/15/44	150	134,977
4.13%, 08/15/53	150	130,078
4.25%, 08/15/54	150	132,867
4.38%, 08/15/43	125	117,031
4.63%, 11/15/45	130	124,252
4.63%, 02/15/46	44	42,313
4.63%, 11/15/55	170	160,491
4.75%, 02/15/45	180	175,275
4.75%, 05/15/55	160	154,025
4.75%, 08/15/55	20	19,259
4.75%, 02/15/56	20	19,281
4.88%, 08/15/45	20	19,753
U.S. Treasury Inflation-Indexed Bonds
0.13%, 01/15/30	26	24,429
0.13%, 07/15/30	28	26,828
0.13%, 01/15/31	29	27,312
0.13%, 07/15/31	30	27,506
0.13%, 01/15/32	32	29,508
0.13%, 02/15/51	10	5,416
0.13%, 02/15/52	12	6,513
0.25%, 07/15/29	23	21,827
0.25%, 02/15/50	11	6,214
0.38%, 07/15/27	25	24,803
0.50%, 01/15/28	25	25,067
0.63%, 07/15/32	33	30,990
0.63%, 02/15/43	11	7,970
0.75%, 07/15/28	22	22,133
0.75%, 02/15/42	13	10,171
0.75%, 02/15/45	17	12,115
0.88%, 01/15/29	19	18,688
0.88%, 02/15/47	10	7,303
1.00%, 02/15/46	8	6,217
1.00%, 02/15/48	7	5,307
1.00%, 02/15/49	7	4,659
1.13%, 10/15/30	32	31,768
1.13%, 01/15/33	33	31,397
1.25%, 04/15/28	28	27,965
1.25%, 04/15/31	16	15,943
1.38%, 07/15/33	32	31,245
1.38%, 02/15/44	15	12,326
1.50%, 02/15/53	11	8,524
1.63%, 10/15/27	28	28,636
1.63%, 10/15/29	30	30,650
1.63%, 04/15/30	32	31,701
1.75%, 01/15/28	10	10,300
1.75%, 01/15/34	34	33,554
1.88%, 07/15/34	35	35,265
1.88%, 07/15/35	39	38,264
1.88%, 01/15/36	13	13,215
2.13%, 04/15/29	29	29,855
2.13%, 01/15/35	37	37,608
2.13%, 02/15/40	7	6,737

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.13%, 02/15/41	$8	$8,039
2.13%, 02/15/54	12	10,436
2.38%, 10/15/28	29	29,289
2.38%, 02/15/55	12	10,703
2.38%, 02/15/56	10	9,481
2.50%, 01/15/29	10	10,267
3.38%, 04/15/32	5	5,087
3.63%, 04/15/28	11	11,674
3.88%, 04/15/29	12	12,849
U.S. Treasury Notes
0.50%, 06/30/27	313	301,788
0.63%, 08/15/30	163	141,224
0.75%, 01/31/28	163	154,544
0.88%, 11/15/30	150	130,336
1.00%, 07/31/28	163	152,889
1.13%, 08/31/28	150	140,742
1.25%, 04/30/28	165	156,692
1.50%, 11/30/28	100	94,023
1.75%, 11/15/29	155	143,508
1.88%, 02/15/32	250	220,625
2.25%, 11/15/27	150	146,373
2.63%, 02/15/29	150	144,539
3.38%, 09/15/27	250	248,232
3.38%, 05/15/33	43	40,466
3.50%, 10/15/28	150	148,195
3.50%, 11/15/28	170	167,875
3.50%, 03/15/29	134	131,809
3.50%, 02/28/31	85	82,229
3.50%, 02/15/33	13	12,419
3.63%, 08/31/27	250	249,024
3.63%, 08/31/29	41	40,538
3.63%, 12/31/30	28	27,414
3.75%, 12/31/28	160	158,863
3.75%, 02/28/33	63	61,192
3.85%, 10/31/27, (3-mo. U.S. Treasury money market yield + 0.19%)(d)	38	38,057
3.88%, 07/31/27	313	312,756
3.88%, 03/15/28	178	177,639
3.88%, 06/15/28	178	177,527
3.88%, 04/15/29	50	49,770
3.88%, 03/31/31	110	108,763
3.88%, 04/30/31	28	27,876
3.88%, 08/15/33	125	121,738
3.88%, 08/15/34	50	48,352
4.00%, 12/15/27	175	175,062
4.00%, 06/30/28	62	61,886
4.00%, 07/31/29	140	139,727
4.00%, 02/28/30	163	162,452
4.00%, 01/31/31	125	124,277
4.00%, 04/30/32	250	247,246
4.00%, 07/31/32	250	246,856
4.00%, 11/15/35	50	48,367
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.13%, 07/31/31	$150	$149,777
4.13%, 10/31/31	150	149,602
4.13%, 02/15/36	41	39,519
4.25%, 03/31/33	20	19,972
4.25%, 08/15/35	80	79,025
4.38%, 12/31/29	150	151,418
4.38%, 05/15/36	37	37,213
4.50%, 05/31/29	178	180,183
4.63%, 04/30/31	138	140,900
4.88%, 10/31/30	263	270,849
		9,732,737
Total U.S. Government & Agency Obligations — 57.6% (Cost: $14,466,887)		14,288,448
Total Long-Term Investments — 97.3% (Cost: $24,454,541)		24,150,332
	Shares
Short-Term Securities
Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(i)(j)	1,307,106	1,307,498
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.58%(i)(j)	100,000	100,000
Total Short-Term Securities — 5.7% (Cost: $1,407,664)		1,407,498
Total Investments — 103.0% (Cost: $25,862,205)		25,557,830
Liabilities in Excess of Other Assets — (3.0)%		(740,972)
Net Assets — 100.0%		$24,816,858

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Total USD Fixed Income Market ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/10/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,657,162	$—	$(349,406)(b)	$(92)	$(166)	$1,307,498	1,307,106	$12,315 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (b)	—	—	—	100,000	100,000	906	—
				$(92)	$(166)	$1,407,498		$13,221	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$303,907	$—	$303,907
Corporate Bonds & Notes	—	7,094,602	—	7,094,602
Floating Rate Loan Interests	—	834,612	—	834,612
Foreign Government Obligations	—	1,566,710	—	1,566,710
Municipal Debt Obligations	—	62,053	—	62,053
U.S. Government & Agency Obligations	—	14,288,448	—	14,288,448
Short-Term Securities
Money Market Funds	1,407,498	—	—	1,407,498
	$1,407,498	$24,150,332	$—	$25,557,830

Portfolio Abbreviation
BAB	Build America Bond
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury

GO	General Obligation
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate